Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SAI.TECH Global Corp
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 31, 2022, SAI.TECH Global Corporation (the “Registrant”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form F-1 (Registration No. 333-265333), which was declared effective by the SEC on August 12, 2022 (the “F-1”), to register for resale by the selling shareholders named therein up to 1,347,027 Class A ordinary shares of the Registrant, par value $0.0001 per share, and to register for sale 2,244,493 Class A ordinary shares, par value $0.0001 per share, of SAI.TECH Global Corporation issuable upon the exercise of 2,244,493 redeemable warrants to purchase Class A ordinary shares, par value $0.0001 per share.This Post-Effective Amendment No. 1 to Form F-1 on Form F-3 is being filed by the Registrant to convert the Form F-1 into a registration statement on Form F-3 and contains an updated prospectus relating to the offering and sale of the shares that were registered for resale on the Form F-1.All filing fees payable in connection with the registration of the Class A ordinary shares covered by the registration statement were paid by the Registrant at the time of the initial filing of the Form F-1.
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9